Restatement of Previously Issued Financial Statements (Details) - Schedule of Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Jun. 30, 2022
As previously reported [Member]
Mezzanine equity
Redeemable non-controlling interests
Shareholders’ equity
Additional paid in capital	34,696,702
Accumulated deficit	(5,148,529)	9,706,563
Accumulated other comprehensive loss	(906,444)	191,566
Non-controlling interests	42,239,392
Restatement adjustment [Member]
Mezzanine equity
Redeemable non-controlling interests	31,228,329	30,321,329
Shareholders’ equity
Additional paid in capital	(907,000)
Accumulated deficit	(1,085,918)	(923,405)
Accumulated other comprehensive loss	(448,914)	(13,288)
Non-controlling interests	(28,786,497)
As restated [Member]
Mezzanine equity
Redeemable non-controlling interests	31,228,329	30,321,329
Shareholders’ equity
Additional paid in capital	33,789,702
Accumulated deficit	(6,234,447)	8,783,158
Accumulated other comprehensive loss	(1,355,358)	$ 178,278
Non-controlling interests	$ 13,452,895